Share repurchase	12 Months Ended
Dec. 31, 2012
Share repurchase
Share repurchase

31.  Share repurchase

On June 8, 2012, our board of directors approved US$100 million share repurchase program, which provided authorization to purchase up to US$100 million worth of our outstanding ADSs. During the year ended December 31, 2012, the Company repurchased 2,469,700 shares at a cost of US$2,411 (RMB 15,276). When the shares are repurchased for retirement, the excess of cost over par value is charged entirely to retain earnings.